CASH FLOW STATEMENTS (Details) - Schedule of Disposal and Closure of Group Undertakings and Businesses - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOW STATEMENTS (Details) - Schedule of Disposal and Closure of Group Undertakings and Businesses [Line Items]
Subordinated liabilities		£ (12,586)
The Group
CASH FLOW STATEMENTS (Details) - Schedule of Disposal and Closure of Group Undertakings and Businesses [Line Items]
Financial assets at fair value through profit or loss	£ 1,674	2,284
Loans and advances to customers	480,141	474,470
Derivative financial instruments	8,341	8,494
Goodwill	470	474	£ 474
Property, plant and equipment	8,317	9,467
Total assets	599,939	581,368
Customer deposits	(434,569)	(396,839)
Due to fellow Lloyds Banking Group undertakings	(6,875)	(4,893)
Derivative financial instruments	(8,228)	(9,831)
Subordinated liabilities	(9,242)	(12,586)	(12,745)
Non-controlling interests	(78)	(61)
Other net liabilities	(5,181)	(5,600)
Liabilities	(558,821)	(542,469)
Net cash inflow	0	107	8,604
The Group | Other disposals of assets
CASH FLOW STATEMENTS (Details) - Schedule of Disposal and Closure of Group Undertakings and Businesses [Line Items]
Financial assets at fair value through profit or loss	0	0	125,379
Loans and advances to customers	0	0	3,495
Due from fellow group undertakings	0	0	14,436
Derivative financial instruments	0	0	3,027
Investment property	0	0	3,639
Goodwill	0	0	1,836
Value of in-force business	0	0	4,902
Property, plant and equipment	0	0	48
Total assets	0	0	156,762
Customer deposits	0	0	(15,236)
Due to fellow Lloyds Banking Group undertakings	0	0	(2,584)
Derivative financial instruments	0	0	(2,762)
Liabilities from insurance and investment contracts	0	0	(117,021)
Subordinated liabilities	0	0	(2,494)
Non-controlling interests	0	0	(305)
Other net liabilities	0	0	(8,759)
Liabilities	0	0	(149,161)
Net assets disposed of	0	0	7,601
Investment in subsidiary disposed of	0	0	0
Profit (loss) on sale of businesses	0	107	1,010
Cash consideration received on losing control of group undertakings and businesses	0	107	8,611
Cash and cash equivalents disposed	0	0	(7)
Net cash inflow	0	107	8,604
The Bank
CASH FLOW STATEMENTS (Details) - Schedule of Disposal and Closure of Group Undertakings and Businesses [Line Items]
Financial assets at fair value through profit or loss	1,724	703
Loans and advances to customers	178,269	177,569
Derivative financial instruments	12,595	13,638
Goodwill	0	0
Property, plant and equipment	3,098	3,594
Total assets	445,466	505,750
Customer deposits	(264,473)	(239,762)
Due to fellow Lloyds Banking Group undertakings	(39,836)	(109,771)
Derivative financial instruments	(11,072)	(14,211)
Subordinated liabilities	(7,751)	(9,909)	(9,528)
Non-controlling interests	0	0
Other net liabilities	(2,573)	(2,792)
Liabilities	(393,298)	(454,531)
Net cash inflow	0	20	7,704
The Bank | Other disposals of assets
CASH FLOW STATEMENTS (Details) - Schedule of Disposal and Closure of Group Undertakings and Businesses [Line Items]
Financial assets at fair value through profit or loss	0	0	0
Loans and advances to customers	0	0	0
Due from fellow group undertakings	0	0	0
Derivative financial instruments	0	0	0
Investment property	0	0	0
Goodwill	0	0	0
Value of in-force business	0	0	0
Property, plant and equipment	0	0	0
Total assets	0	0	0
Customer deposits	0	0	0
Due to fellow Lloyds Banking Group undertakings	0	0	0
Derivative financial instruments	0	0	0
Liabilities from insurance and investment contracts	0	0	0
Subordinated liabilities	0	0	0
Non-controlling interests	0	0	0
Other net liabilities	0	0	0
Liabilities	0	0	0
Net assets disposed of	0	0	0
Investment in subsidiary disposed of	0	20	7,725
Profit (loss) on sale of businesses	0	0	(21)
Cash consideration received on losing control of group undertakings and businesses	0	20	7,704
Cash and cash equivalents disposed	0	0	0
Net cash inflow	£ 0	£ 20	£ 7,704